Stockholders' Equity (Tables)	12 Months Ended
Mar. 31, 2018
Equity [Abstract]
Summary of Class of Treasury Stock
Shares repurchased, through both open market purchases and accelerated share repurchase ("ASR") arrangements, are shown below:

Fiscal Year	Number of shares repurchased	Average Price Per Share	Amount (In millions)
2018
Open market purchases	1,537,782	$89.41	$137

2016
Open market purchases	3,587,224	$48.28	$173
ASR (1)	162,908	$0.00	—
Total	3,750,132	$46.18	$173

(1)	Reflects shares received during fiscal 2016 as settlement of a fiscal 2015 ASR arrangement.

Schedule of Dividends

	Dividends Declared
(in millions, except per share amounts)	Per Common Share	Total	Unpaid at Fiscal Year End
Fiscal 2018	$0.72	$209	$51
Fiscal 2017	$0.56	$80	$20
Fiscal 2016(1)	$2.99	$421	$19

(1) In connection with the NPS Separation (see Note 3 - "Divestitures"), CSC paid a special cash dividend on November 30, 2015 of $2.25 per share. Payment of the special dividend was made to holders of common stock on the Record Date who received shares of CSRA common stock in the distribution.

Schedule of Accumulated Other Comprehensive Income (Loss)
The following table shows the changes in accumulated other comprehensive income (loss), net of taxes:

(in millions)	Foreign Currency Translation Adjustments	Cash Flow Hedges	Available-for-sale Securities	Pension and Other Post-retirement Benefit Plans	Accumulated Other Comprehensive Income (Loss)
Balance at April 3, 2015	$(316)	$(2)	$—	$339	$21
Current-period other comprehensive (loss) income	(83)	1	—	1	(81)
Amounts reclassified from accumulated other comprehensive loss, net of taxes	—	—	—	(20)	(20)
Transfer to CSRA	—	—	—	(31)	(31)
Balance at April 1, 2016	$(399)	$(1)	$—	$289	$(111)
Current-period other comprehensive (loss) income	(59)	21	—	(2)	(40)
Amounts reclassified from accumulated other comprehensive loss, net of taxes	—	—	—	(11)	(11)
Balance at March 31, 2017	$(458)	$20	$—	$276	$(162)
Current-period other comprehensive (loss) income	197	(11)	9	—	195
Amounts reclassified from accumulated other comprehensive loss, net of taxes	—	—	—	25	25
Balance at March 31, 2018	$(261)	$9	$9	$301	$58